Income Tax Provision (Details Narrative) (USD $)	12 Months Ended	18 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Provision Details Narrative
Net operating loss carry-forwards	$ 74,623
Net operating loss carry-forwards expiration date	December 31, 2032
Net deferred tax asset	25,372
Valuation allowance	25,372
Valuation allowance increased	$ 11,894	$ 3,714